Other Assets (Summary of Other Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 401	$ 477
Ammonia catalysts - net of accumulated amortization	126	113
Long-term income tax receivable (Note 8)	48	91
Accrued pension benefit asset (Note 21)	140	138
Other Assets	169	232
Other non-current assets	884	1,051
Ammonia Catalysts Accumulated Amortization	$ 100	$ 99